CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)	CNY (¥) shares	USD ($) shares	Series A Convertible Redeemable Preferred Shares CNY (¥)	Series A1 Convertible Redeemable Preferred Shares CNY (¥)	Series B Convertible Redeemable Preferred Shares CNY (¥)	Series B1 Convertible Redeemable Preferred Shares CNY (¥)	Series B2 Convertible Redeemable Preferred Shares CNY (¥)	Series B3 Convertible Redeemable Preferred Shares CNY (¥)	Series C1 Convertible Redeemable Preferred Shares CNY (¥)	Outstanding Ordinary Shares CNY (¥) shares	Additional Paid-In Capital CNY (¥)	Treasury Stocks CNY (¥) shares	Accumulated Other Comprehensive Income/(Loss) CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Deficit Series A Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series A1 Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series B Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series B1 Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series B2 Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series B3 Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series C1 Convertible Redeemable Preferred Shares CNY (¥)	Non-controlling Interests CNY (¥)
Beginning balance at Dec. 31, 2016	¥ (11,191,017)									¥ 15,723	¥ 1,118,808			¥ (12,325,548)
Beginning balance, shares at Dec. 31, 2016 | shares										24,062,500		10,000,000
Share-based compensation expense (Note 16)	3,378,827										3,378,827
Distribution to the founder (Note 16)											4,358,681			(4,358,681)
Accretion to convertible redeemable preferred shares redemption value	(6,012,783)		¥ (5,213,802)	¥ (798,981)											¥ (5,213,802)	¥ (798,981)
Net loss for the year	(94,759,689)													(94,759,689)
Foreign currency translation	24,651												¥ 24,651
Ending balance at Dec. 31, 2017	¥ (108,560,011)									¥ 15,723	8,856,316		24,651	(117,456,701)
Ending balance, shares at Dec. 31, 2017 | shares	40,000,000	40,000,000								24,062,500		10,000,000
Share-based compensation expense (Note 16)	¥ 951,626,250										951,626,250
Distribution to the founder (Note 16)											6,837,374			(6,837,374)
Accretion to convertible redeemable preferred shares redemption value	(101,806,743)		(15,718,213)	¥ (4,840,875)		¥ (37,001,459)	¥ (31,800,587)	¥ (12,312,158)	¥ (133,451)						(15,718,213)	¥ (4,840,875)		¥ (37,001,459)	¥ (31,800,587)	¥ (12,312,158)	¥ (133,451)
Accretion on Series A convertible redeemable preferred shares of a subsidiary			(978,201)												(978,201)
Deemed dividend to preferred shareholders (Note 14)											1,916,871			(1,916,871)
Conversion of series A, A1, B1, B2, B3, C1 preferred shares to ordinary shares, value	2,123,987,271									¥ 12,217	2,123,975,054
Conversion of series A, A1, B1, B2, B3, C1 preferred shares to ordinary shares, shares | shares										17,821,248
Vesting of restricted shares to founders, value										¥ 10,926	(10,926)
Vesting of restricted shares to founders, shares | shares										15,937,500
Gains on repurchase of convertible redeemable preferred shares	18,332,152													18,332,152
Issuance of ordinary shares upon Initial Public Offering (“IPO”) and over-allotment option, net of cost of issuance(Note 3), value	590,931,483									¥ 2,364	590,929,119
Issuance of ordinary shares upon Initial Public Offering (“IPO”) and over-allotment option, net of cost of issuance(Note 3), shares | shares										3,450,000
Exercise of share options	¥ 317									¥ 317		¥ (500,000)
Exercise of share options, shares | shares	500,000	500,000								500,000
Net loss for the year	¥ (1,945,846,212)													(1,942,571,687)								¥ (3,274,525)
Foreign currency translation	(16,453,526)												(16,453,526)
Ending balance at Dec. 31, 2018	1,511,232,780									¥ 41,547	3,684,130,058		(16,428,875)	(2,153,235,425)								(3,274,525)
Ending balance, shares at Dec. 31, 2018 | shares										61,771,248		9,500,000
Share-based compensation expense (Note 16)	271,978,493										271,978,493
Accretion on Series A convertible redeemable preferred shares of a subsidiary			¥ (12,171,842)		¥ (8,376,190)										¥ (12,171,842)		¥ (8,376,190)
Issuance of ordinary shares upon follow-on offering, net of issuance costs (Note 3), value	212,143,573									¥ 558	212,143,015
Issuance of ordinary shares upon follow-on offering, net of issuance costs (Note 3), shares | shares										831,967
Issuance of ordinary shares to the Paper (Note 3), value	152,850,342									¥ 1,047	152,849,295
Issuance of ordinary shares to the Paper (Note 3), shares | shares										1,480,123
Repurchase of ordinary shares (Note 2y), value	(142,228,779)											¥ (142,228,779)
Repurchase of ordinary shares (Note 2y), shares | shares										(1,166,425)		1,166,425
Exercise of share options	¥ 1,499									¥ 1,499		¥ (2,031,005)
Exercise of share options, shares | shares	2,197,104	2,197,104								2,197,105
Net loss for the year	¥ (2,689,267,847)													(2,688,680,705)								(587,142)
Foreign currency translation	(1,505,650)												(1,505,650)
Ending balance at Dec. 31, 2019	¥ (705,343,621)	$ (101,316,271)								¥ 44,651	¥ 4,321,100,861	¥ (142,228,779)	¥ (17,934,525)	¥ (4,862,464,162)								¥ (3,861,667)
Ending balance, shares at Dec. 31, 2019 | shares										65,114,018		8,635,420